Acquisitions of businesses and purchase accounting - Access Respiratory Home Care, LLC - Narratives (Details) - Access Respiratory Home Care, LLC - USD ($)		4 Months Ended	12 Months Ended
	Jun. 01, 2022	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 6,595,000
Cash consideration	$ 5,347,000	$ 1,248,000	$ 1,248,000
Discount rate	3.41%
Fair value of holdback consideration	$ 1,248,000
Professional fees in conjunction with the acquisition	$ 98,000
Revenue of combined entity as if combination occurred at beginning of period			6,950,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 850,000
Revenue of acquiree since acquisition date		2,600,000
Profit (loss) of acquiree since acquisition date		$ 300,000